Equity and Redeemable Noncontrolling Interest - AIG Bermuda tax payment allocation agreement (Details) - USD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Equity [Abstract]
Unrecognized Tax Benefits, Increase (Decrease) From Tax Payment Agreement	$ 353	$ 203